INVESTMENT IN EVOGENE	12 Months Ended
Dec. 31, 2011
INVESTMENT IN EVOGENE [Abstract]
INVESTMENT IN EVOGENE
NOTE 5:-	INVESTMENT IN EVOGENE

As discussed in Note 2g, the Company presents its investment in Evogene's shares as of December 31, 2011 and 2010, as available-for-sale.

The total amount of unrealized gain of $ 4,264, $ 6,405 and $ 4,071 was included as a separate component of shareholders' equity under accumulated other comprehensive income for the years ended December 31, 2011, 2010 and 2009, respectively.